Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
4. Goodwill and Intangible Assets
Changes in goodwill for the three months ended March 31, 2021 are as follows:

(in thousands)	Sales	Marketing	Total
Gross carrying amount as of December 31, 2020	$2,114,378	$700,961	$2,815,339
Accumulated impairment charge (1)	(652,000)	—	(652,000)

Balance at December 31, 2020	$1,462,378	$700,961	$2,163,339

Acquisitions	11,463	—	11,463
Measurement period adjustments	167	(1,045)	(878)

Balance at March 31, 2021	1,474,008	699,916	2,173,924

(1)
During the fiscal year ended December 31, 2018, the Company recognized a non-cash
goodwill impairment charge of $652.0 million related to the Company’s sales reporting unit as a result of the Company’s annual evaluation of goodwill impairment test.

The following tables set forth information for intangible assets:

		March 31, 2021
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charges (1)	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,463,217	$1,022,275	$—	$1,440,942
Trade names	8 years	134,749	69,307	—	65,442
Developed technology	5 years	10,160	6,497	—	3,663
Covenant not to compete	5 years	6,100	4,011	—	2,089

Total finite-lived intangible assets		2,614,226	1,102,090	—	1,512,136

Indefinite-lived intangible assets:
Trade names		1,480,000	—	580,000	900,000

Total other intangible assets		$4,094,226	$1,102,090	$580,000	$2,412,136

(1)
During the fiscal year ended December 31, 2018, the Company recognized a non-cash
intangible asset impairment charge of $580.0 million, related to the Company’s sales trade name as a result of the Company’s annual impairment test for indefinite-lived intangible assets.

		December 31, 2020
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charges	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,455,360	$977,140	$—	$1,478,220
Trade names	8 years	134,220	66,209	—	68,011
Developed technology	5 years	10,160	5,989	—	4,171
Covenant not to compete	5 years	6,100	3,706	—	2,394

Total finite-lived intangible assets		2,605,840	1,053,044	—	1,552,796

Indefinite-lived intangible assets:
Trade names		1,480,000	—	580,000	900,000

Total other intangible assets		$4,085,840	$1,053,044	$580,000	$2,452,796

As of March 31, 2021, estimated future amortization expenses of the Company’s existing intangible assets are as follows:

(in thousands)
Remainder of 2021	147,319
2022	194,208
2023	190,663
2024	189,711
2025	184,576
Thereafter	605,659

Total amortization expense	$1,512,136

3. Goodwill and Intangible Assets
Changes in goodwill for the years ended December 31, 2020 and 2019, are as follows:

(in thousands)	Sales	Marketing	Total
Gross carrying amount as of December 31, 2019	$2,090,340	$678,356	$2,768,696
Accumulated impairment charge (1)	(652,000)	—	(652,000)

Balance at December 31, 2019	$1,438,340	$678,356	$2,116,696

Acquisitions	20,788	22,605	43,393
Foreign exchange translation effects	3,250	—	3,250

Balance at December 31, 2020	$1,462,378	$700,961	$2,163,339

(in thousands)	Sales	Marketing	Total
Gross carrying amount as of December 31, 2018	$2,085,684	$672,683	$2,758,367
Accumulated impairment charge (1)	(652,000)	—	(652,000)

Balance at December 31, 2018	$1,433,684	$672,683	$2,106,367

Acquisitions	2,948	4,403	7,351
Foreign exchange translation effects	(418)	1,270	852
Foreign exchange translation effects	2,126	—	2,126

Balance at December 31, 2019	$1,438,340	$678,356	$2,116,696

(1)
During the fiscal year ended December 31, 2018, the Company recognized a non-cash
goodwill impairment charge of $652.0 million related to the Company’s sales reporting unit as a result of the Company’s annual evaluation of goodwill impairment test.

The following tables set forth information for intangible assets:

		December 31, 2020
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charges	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,455,360	$977,140	$—	$1,478,220
Trade names	8 years	134,220	66,209	—	68,011
Developed technology	5 years	10,160	5,989	—	4,171
Covenant not to compete	5 years	6,100	3,706	—	2,394

Total finite-lived intangible assets		2,605,840	1,053,044	—	1,552,796

Indefinite-lived intangible assets:
Trade names		1,480,000	—	580,000	900,000

Total other intangible assets		$4,085,840	$1,053,044	$580,000	$2,452,796

		December 31, 2019
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charges	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,408,573	$798,153	$—	$1,610,420
Trade names	8 years	132,844	52,485	—	80,359
Developed technology	5 years	10,160	3,957	—	6,203
Covenant not to compete	5 years	6,100	2,486	—	3,614

Total finite-lived intangible assets		2,557,677	857,081	—	1,700,596

Indefinite-lived intangible assets:
Trade names		1,480,000	—	580,000	900,000

Total other intangible assets		$4,037,677	$857,081	$580,000	$2,600,596

As of December 31, 2020, estimated future amortization expenses of the Company’s existing intangible assets are as follows:

(in thousands)
2021	195,704
2022	193,094
2023	189,512
2024	188,549
2025	183,401
Thereafter	602,536

Total amortization expense	$1,552,796

The Company recorded all intangible assets at their respective fair values and assessed the useful lives of the assets. Client relationships were valued using the multi-period excess earnings method under the income approach. The values of client relationships are generally regarded as the estimated economic benefit derived from the incremental revenues and related cash flow as a direct result of the client relationships in place versus having to replicate them. Further, the Company evaluated the legal, regulatory, contractual, competitive, economic or other factors in determining the useful life. Trade names were valued using the relief-from-royalty method under the income approach. This method relies on the premise that, in lieu of ownership, a company would be willing to pay a royalty to obtain access to the use and benefits of the trade names. The Company has considered its sales and marketing trade names related to the 2014 Topco Acquisition to be indefinite, as there is no foreseeable limit on the period of time over which such trade names are expected to contribute to the cash flows of the reporting entity. Further, the Company evaluated legal, regulatory, contractual, competitive, economic and other factors in determining the useful life.
In connection with the acquisitions during the years ended December 31, 2020 and 2019, the Company recorded intangible assets of $42.5 million and $10.4 million, respectively. Amortization expenses included in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2020, 2019 and 2018 were $191.2 million, $189.9 million, and $188.8 million, respectively.
No impairment related to the Company’s intangible assets was recorded for the years ended December 31, 2020 and 2019. During the fiscal year ended December 31, 2018, the Company recognized a non-cash
intangible asset impairment charge of $580.0 million related to the Company’s indefinite-lived sales trade name in connection with the annual intangible impairment test (as further described in Note 1,
Organization and Significant Account Policies
).